STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY (Details Narrative) - USD ($)								3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 19, 2023	Mar. 12, 2023	Dec. 21, 2021	May 22, 2020	Jan. 09, 2020	Dec. 19, 2019	Feb. 02, 2016	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023	Jun. 19, 2023	Mar. 31, 2021
Common stock shares authorized								125,000,000	125,000,000					125,000,000		125,000,000	125,000,000	125,000,000
Common stock, par value								$ 0.001	$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized								10,000,000	10,000,000					10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock convertible conversion price								$ 0.001	$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued								9,258,957	8,508,052					9,258,957		9,258,957	8,508,052	49,810,322
Common stock, other shares, outstanding								160,672	244,458					160,672		160,672	244,458	1,466,718
Special voting rights														Lastly, there is also one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement and outstanding as at December 31, 2023 and March 31, 2023.			one share of the Special Voting Preferred Stock
Debt instrument redemption price percentage														110.00%			110.00%
Stock issued during period share conversion of convertible securities														36,897
Repayments of debt																	$ 440,470
Stock issued during period value new issues														$ 119,285				250,000
Common shares services										105,263	22,772
Issued common shares for services										(105,263)	(22,772)
Common shares for services received, value								$ 45,947		$ 112,631	$ 30,287			45,947	$ 150,418			1,414,449
Net cash proceeds														119,285				250,000
Gross proceeds														1,900,000				100,000
Stock issued during period shares															17,544
Common shares for services received											3,796	695
Common shares for services received, value											$ 30,287	$ 7,500
Common shares in lieu of interest payment, value																	221,621
Stock issued during period shares warrants exercised															(17,544)
Stock issued during period value warrants exercised															$ 30,000			(976,242)
Proceeds from warrant exercises															$ 12,500		$ 12,500	872,292
Fair value adjustment of warrants			$ 1,042,149
Exercise price								$ 2.79		$ 4.80				$ 2.79	$ 4.80	$ 2.79
Fair value assumptions risk free interest rate														3.85%	4.06%
Fair value assumptions expected volatility rate														117.10%	113.90%
Warrants for promissory notes								9,590	57,536					9,590		9,590	57,536
Stock-based compensation														$ 544,655	$ 365,653		$ 647,631	$ 913,613
Stock option cancelled														25,347			2,118,697	449,174
Stock option modification Expenses																	$ 246,647
Debt conversion description																	The redemption price was determined in accordance to the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note
Conversion of common shares														$ (228,727)
Fair value of derivative liabilities																	$ (53,036)	$ (472,835)
Gross proceeds from issuance of common stock														123,347
Issuance of warrants			$ 198,713
Additional paid warrants exercised															77,300
Derivative liabilities								$ 2,067,626	$ 1,767,281					$ 2,067,626		$ 2,067,626	$ 1,767,281	$ 873,149
Vested								1,043,488	960,521					1,043,488		1,043,488	960,521
2016 Equity Incentive Plan [Member]
Exercise price									$ 1.1007								$ 1.1007	$ 1.5272
Share based payment award number of shares authorized							3,750,000
Stock options granted								0		0				3,585	2,325		1,713,937	596,458
Stock-based compensation								$ 170,140		$ 63,125				$ 544,655	$ 363,372		$ 647,631	$ 913,613
2023 Equity Incentive Plan [Member]
Share based payment award number of shares available for issuance									5,000,000								5,000,000
Selling, General and Administrative Expenses [Member]
Fair value adjustment of warrants																		$ 541,443
Warrants and rights outstanding											$ 77,332	$ 77,414
General and Administrative Expense [Member]
Common shares services										17,544				47,125
Issued common shares for services										(17,544)				(47,125)
Warrants and rights outstanding										$ 77,780					77,780
Issuance of warrants										$ 112,631				$ 45,947
Minimum [Member]
Exercise price									$ 0.45								$ 0.45	$ 2.40
Uplisting Public Stock Offering [Member]
Stock issued during period shares new issues																		5,382,331
Net cash proceeds																		$ 14,545,805
Convertible Promissory Notes [Member]
Stock issued during period shares new issues									2,240	238,846
Stock issued during period share conversion of convertible securities										39,808	19,608	67,395						4,696,083
Number of shares convertible securities																		19,263
Repayments of debt																		$ 14,522,812
Convertible notes payable										$ 153,600	$ 100,000	$ 302,000			153,600			10,309,000
Carrying amount of conversion and redemption										53,402	35,274	104,118						3,398,557
Unpaid interest amount																		815,255
Stock issued during period value new issues									$ 2									15,678,454
Stock issued during period value to be issued																		$ 1,155,642
Debts instrument settlement amount										207,002	135,274	406,118			406,118
Debt instrument fair value										211,602	175,294	457,025			$ 211,602
Loss on conversion of convertible promissory notes										4,600	$ 40,020	$ 50,908
Additional paid in capital common stock									$ 2								$ 2
Warrant [Member]
Stock issued during period shares new issues																		658,355
Common shares services															312,500			451,688
Issued common shares for services															(312,500)			(451,688)
Stock issued during period shares												1,966
Stock issued during period value warrants exercise												$ 12,500
Stock issued during period shares warrants exercised												(1,966)
Class of warrant or right outstanding																		658,355
Cash receipt amount																		$ 872,292
Class of warrant or right cashless warrant exercise																		446,370
Proceeds from warrant exercises																		$ 103,950
Warrants and rights outstanding										$ 71,768					$ 71,768
Warrants for promissory notes										306,604					306,604
Cashless Warrant [Member]
Stock issued during period shares new issues																		446,370
Shares To Be Issued [Member]
Number of shares convertible securities																		(19,263)
Stock issued during period value new issues
Common shares services																		(250,000)
Issued common shares for services																		250,000
Common shares for services received, value																		$ (242,500)
Stock issued during period shares															(16,683)		(100,094)	123,678
Stock issued during period shares warrants exercised															16,683		100,094	(123,678)
Stock issued during period value warrants exercised															$ 77,300		$ 77,300	$ (102,299)
Shares outstanding								3,955	3,955	3,955	3,955			3,955	3,955	3,955	3,955	20,638	3,955		268,402
Common Stock [Member]
Stock issued during period shares new issues														57,743				69,252
Number of shares convertible securities								562,251		39,830				562,251	126,833		761,038	4,715,346
Stock issued during period value new issues														$ 58				$ 69
Common shares services								47,125		17,544				47,125	22,035		132,202	701,688
Issued common shares for services								(47,125)		(17,544)				(47,125)	(22,035)		(132,202)	(701,688)
Common shares for services received, value								$ 47		$ 17				$ 47	$ 22			$ 702
Stock issued during period shares															11,966		71,792	658,355
Common shares in lieu of interest payment																	270,270
Stock issued during period shares warrants exercised															(11,966)		(71,792)	(658,355)
Stock issued during period value warrants exercised															$ (12)			$ (658)
Shares outstanding								9,419,629	8,752,510	8,707,095	8,649,721			9,419,629	8,707,095	9,419,629	8,752,510	8,546,261	8,810,253		39,014,942
Conversion of common shares																$ 228,727
Fair value of derivative liabilities																$ 119,359
Shares, Issued								20,846						20,846		20,846				20,846
Issuance of Common Shares [Member]
Number shares removed previously to be issued												6,683
Issuance of Common Shares [Member] | Minimum [Member]
Cancellation of to be issued shares												$ 42,500
Previously Reported [Member]
Common stock, shares issued									51,047,864								51,047,864
Common stock, other shares, outstanding									1,466,718								1,466,718
Common shares for services received, value																	$ 150,418
Common shares for services received												4,167
Common shares in lieu of interest payment, value																	221,621
Stock issued during period value warrants exercised																	30,000
Previously Reported [Member] | Convertible Promissory Notes [Member]
Stock issued during period share conversion of convertible securities											117,647	404,545
Previously Reported [Member] | Warrant [Member]
Stock issued during period shares												11,792
Stock issued during period shares warrants exercised												(11,792)
Previously Reported [Member] | Shares To Be Issued [Member]
Common shares for services received, value
Common shares in lieu of interest payment, value
Stock issued during period value warrants exercised																	$ 77,300
Shares outstanding									23,723								23,723	123,817
Previously Reported [Member] | Common Stock [Member]
Common shares for services received, value																	$ 132
Common shares in lieu of interest payment, value																	270
Stock issued during period value warrants exercised																	$ (72)
Shares outstanding									52,514,582								52,514,582	51,277,040
Previously Reported [Member] | Issuance of Common Shares [Member]
Number shares removed previously to be issued												40,094
Exchange Agreement [Member]
Stock issued during period shares new issues							13,376,947
Exchange Agreement [Member] | 11% Secured Convertible Promissory Notes [Member]
Common stock exchange description							The outstanding 11% secured convertible promissory notes of iMedical were adjusted, in accordance with the adjustment provisions thereof, as and from closing, so as to permit the holders to convert (and in some circumstances permit the Company to force the conversion of) the convertible promissory notes into shares of the common stock of the Company at a 25% discount to purchase price per share in Biotricity’s next offering.
Discount percentage for purchase price per shares							25.00%
Exchange Agreement [Member] | Warrant [Member]
Common stock exchange description							Each outstanding warrant to purchase common shares in iMedical was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of the Company for each warrant, with an inverse adjustment to the exercise price of the warrants to reflect the exchange ratio of approximately 1.197:1
Exchange Agreement [Member] | Advisor Warrant [Member]
Common stock exchange description							Each outstanding advisor warrant to purchase common shares in iMedical was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of the Company for each advisor warrant, with an inverse adjustment to the exercise price of the Advisor Warrants to reflect the exchange ratio of approximately 1.197:1; and
Exchange Agreement [Member] | Options [Member]
Common stock exchange description							Each outstanding option to purchase common shares in iMedical (whether vested or unvested) was exchanged, without any further action or consideration on the part of the holder of such option, for approximately 1.197 economically equivalent replacement options with an inverse adjustment to the exercise price of the replacement option to reflect the exchange ratio of approximately 1.197:1;
Purchase Agreement [Member]
Debt instrument redemption price percentage														110.00%
Purchase Agreement [Member] | Beneficiary [Member]
Ownership percentage	4.99%
Shareholders [Member] | Exchange Agreement [Member]
Stock issued during period shares new issues																	52,514,582	51,277,040
Common stock exchange description							The Company issued approximately 1.197 shares of its common stock in exchange for each common share of iMedical held by the iMedical shareholders who in general terms, are not residents of Canada (for the purposes of the Income Tax Act (Canada).
Shares outstanding								9,419,629	8,752,505					9,419,629		9,419,629	8,752,505
Exchangeco [Member] | Exchange Agreement [Member]
Common stock exchange description							Shareholders of iMedical who in general terms, are Canadian residents (for the purposes of the Income Tax Act (Canada)) received approximately 1.197 Exchangeable Shares in the capital of Exchangeco in exchange for each common share of iMedical held. Accordingly,
Number of exchangeable shares issued							9,123,031
Investors [Member]
Stock issued during period shares new issues																		1,423,260
Advisor and Consultant [Member]
Stock issued during period shares based compensation gross																		25,000
Advisor and Consultant [Member] | Warrant [Member]
Stock issued during period shares based compensation gross																		212,594
Executive Officer [Member] | Warrant [Member]
Stock issued during period shares based compensation gross																		187,594
Lenders [Member] | Warrant [Member]
Placement warrants																		57,536
Warrants and rights outstanding																		$ 198,713
Share based compensation expiration date																		Dec. 21, 2028
Exercise price																		$ 6.26
Fair value assumptions risk free interest rate																		1.40%
Fair value assumptions expected volatility rate																		121.71%
Underwriter [Member] | Warrant [Member]
Placement warrants																		373,404
Warrants and rights outstanding																		$ 900,371
Share based compensation expiration date																		Aug. 26, 2026
Exercise price																		$ 3.75
Fair value assumptions risk free interest rate																		0.77%
Fair value assumptions expected volatility rate																		111.90%
Executive [Member] | Warrant [Member]
Stock issued during period shares new issues								868,098		218,785	19,714	8,972
Convertible notes payable										$ 71,768					$ 71,768
Class of warrant or right outstanding										52,083					52,083
Fair value adjustment of warrants										$ 77,780
Placement warrants								69,062						69,062		69,062
Derivative liabilities								$ 1,652,572						$ 1,652,572		$ 1,652,572
Executive [Member] | Previously Reported [Member] | Warrant [Member]
Stock issued during period shares new issues										36,464	118,282	53,827
Chief Executive Officer [Member]
Stock option cancelled		1,300,000
Warrant exercise price		$ 5.44
Expiry date		January 17, 2028
Chief Executive Officer [Member] | Unit Distribution [Member]
Exercise price		$ 1.25
Expiry date		March 12, 2033
New stock option granted		350,000
Chief Executive Officer [Member] | Unit Distribution One [Member]
Exercise price		$ 1.75
New stock option granted		350,000
Chief Executive Officer [Member] | Unit Distribution Two [Member]
Exercise price		$ 0.81
New stock option granted		1,000,000
Note Holder [Member]
Warrant exercise price								$ 4.18						$ 4.18		$ 4.18
Placement Agent Warrants [Member]
Warrant exercise price								$ 2.09						$ 2.09		$ 2.09
Series A Preferred Stock [Member]
Preferred stock, shares authorized								20,000	20,000					20,000		20,000	20,000	20,000
Preferred stock convertible conversion price								$ 0.001	$ 0.001					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Stock issued during period shares new issues					6,000	6,000							100					288,756
Preferred stock, shares issued				215	7,830	7,830		6,304	6,304					6,304		6,304	6,304	7,200
Preferred stock, shares outstanding								6,304	6,304					6,304		6,304	6,304	7,200
Preferred stock, liquidation preference								$ 1,000	$ 1,000					$ 1,000		$ 1,000	$ 1,000
Preferred stock dividend rate percentage														12.00%			12.00%
Debt instrument redemption price percentage														5.00%			5.00%
Preferred stock convertible conversion price								0.001	$ 0.001					$ 0.001		0.001	$ 0.001
Volume weighted average price percentage														15.00%			15.00%
Convertible notes payable									$ 821,500								$ 821,500
Issuance of preferred shares for private placement investors shares																		100
Gross proceeds				$ 100,000		$ 6,000,000							$ 100,000					$ 100,000
Initial conversion price								$ 3.50						$ 3.50		$ 3.50
Series B Preferred Stock [Member]
Preferred stock, shares authorized								600						600		600
Preferred stock convertible conversion price	$ 0.001							$ 0.001	$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued	220							180						180		180
Preferred stock, shares outstanding								180						180		180
Number of shares convertible securities								40
Convertible notes payable									$ 157,720								$ 157,720
Gross proceeds	$ 1,900,000
Preferred stock convertible purchase price	$ 9,091
Debt conversion description														Holders may elect to convert shares of Series B Preferred Stock to common stock at an alternate conversion price equal to 80% (or 70% if the Company’s common stock is suspended from trading on or delisted from a principal trading market or if the Company has effected a reverse split of the common stock) of the lowest daily volume weighed average price of the common stock during the Alternate Conversion Measuring Period (as defined in the Certificate of Designations). In the event the Company receives a conversion notice that elects an alternate conversion price, the Company may, at its option, elect to satisfy its obligation under such conversion with payment in cash in an amount equal to 110% of the conversion amount.
Series B Preferred Stock [Member] | Purchase Agreement [Member]
Preferred stock convertible conversion price	$ 10,000
Preferred stock, shares issued	600
Stated value percentage	8.00%
Series B Preferred Stock [Member] | Purchase Agreement [Member] | Beneficiary [Member]
Ownership percentage	19.90%